UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

NorthPointe Small Cap Value Fund

NorthPointe Large Cap Value Fund

Semi-Annual Report	April 30, 2016

Investment Adviser:

NorthPointe Capital, LLC

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2016
(Unaudited)

The Funds will file their complete schedule of investments of fund holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-457-

NPF3 (6733); and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2016
(Unaudited)

Dear Shareholders:

Thank you for your interest in the NorthPointe Funds. We are pleased to provide you with the semi-annual report of the funds. The NorthPointe Large Cap Value and the NorthPointe Small Cap Value mutual funds were launched on March 25th of 2014, bringing NorthPointe Capital’s long established institutional investment processes to the mutual fund market place. We aim to assist individuals in their quest to reach their respective investment goals and objectives.

Performance

For the period October 31, 2015 to April 30, 2016 the NorthPointe Small Cap Value Fund, Investor Shares, returned -6.71% versus the 1.18% return of the benchmark, the Russell 2000® Value Index. For the same period, the NorthPointe Large Cap Value Fund, Investor Shares, returned 0.69% versus the 1.93% return of the Russell 1000® Value Index, the fund’s benchmark.

Small Cap Value Commentary

This particular semi-annual period was a period of underperformance. The majority of the fund’s underperformance came from negative stock selection within the Financials, Materials and Health Care sectors. Additionally, the portfolio was also overweight the underperforming Health Care sector and underweight the outperforming Utilities sector. Within Financials, the stock of Heritage Insurance Holdings, Inc., a provider of property and casualty insurance, declined as investors questioned the company’s growth opportunities. The stock of Materials holdings, Flotek Industries, Inc. suffered due to continued concerns over the Company’s FracMax product to enhance drilling results, as well as the decline in the price of oil. In Health Care, the stocks of Novax, Inc. and Aerie Pharmaceuticals, Inc. were caught in the general selling of drug companies. Throughout a majority of the period, Health Care stocks, with drug developers in particular, were sold off after a multi-year run of outperformance. Indeed, Novax and Aerie had been strong contributors to the portfolio in previous periods. The decline in these two stocks occurred, despite improvement in the progress of each of their respective drug programs. We used the price weakness to increase our investment positions in these two companies.

A highlight during the period included strong performance from Information Technology holding, Super Micro Computer, Inc. Super Micro, a manufacturer of servers used in data storage, reported solid operating results and raised guidance due to margin expansion and market share gains. The stock of Supernus Pharmaceuticals, Inc. recovered from an early sell off to generate a strong return in a difficult Health Care sector. The turnaround in the stock performance was sparked by a legal settlement which protected the Company’s intellectual property and future earnings.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2016
(Unaudited)

Large Cap Value Commentary

The NorthPointe Large Cap Value Fund seeks to outperform by adding value through stock selection. Given this objective, it makes sense to discuss further. Stock selection was strongest in the Health Care sector, while stock selection lagged in the Financial and Information Technology sectors. The weakest absolute and relative contributing sector was the Financial sector. Fears of entering into a recession sent the sector sharply lower. Nearly all of the relative underperformance within the sector can be explained by the fund’s two former holdings in Consumer Finance: Santander Consumer USA Holdings and OneMain Holdings. These positions have been eliminated from the portfolio. Our work suggested that while the stocks had sold off dramatically, the underlying business fundamentals had deteriorated faster than their stock prices. It will be seen if the market’s economic fears are overblown. Our research seems to suggest that there is outstanding value in select financial stocks. We have positioned the portfolio appropriately. A couple of bright spots were found in the Health Care and Utilities Sectors. Johnson & Johnson has provided a safe port in the storm that has been the recent market volatility. Calpine, a wholesale power generation company, has been an investment that has been bought opportunistically and has contributed positively to the fund’s performance.

Outlook

The overall stock market has been volatile and the same can be said for certain holdings within the portfolios. We strive to maintain a disciplined view of each investment, understanding why we own the stock without being influenced by the day to day change in the stock price. As such, our research efforts remain the same. Our investment process remains the same. We constantly reassess our investment theses and seek clarity in the expected catalysts that will drive stocks higher. We believe this approach will generate attractive investment returns over a reasonable horizon.

As we review our investments, we are quite comfortable with the fundamental advancement of our names in general. We continue to believe strong fundamental performance combined with attractive valuations will deliver attractive investment returns over a longer time frame. Our portfolio management teams have positioned both funds to help navigate the ever changing market environment. This positioning has been achieved by focusing our research efforts on individual companies and utilizing our risk management techniques to deliver a portfolio of securities whose success or failure will be defined by the team’s stock selection.

Respectfully,

The NorthPointe Capital Portfolio Management Team

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2016
(Unaudited)

The material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice regarding any stock. Portfolio holdings are subject to change and should not be considered investment advice or a recommendation to buy securities. Past performance is not a guarantee of future results.

There are risks involved with investing in mutual funds, including loss of principal. In addition to the normal risks involved with investing in mutual funds, investments in smaller companies typically exhibit higher volatility. Current and future holdings are subject to risk.

Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
APRIL 30, 2016 (Unaudited)

Sector Weightings †:

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.2%‡
	Shares	Value

CONSUMER DISCRETIONARY — 13.9%
Callaway Golf	55,924	$522,330
Citi Trends	10,101	181,414
EW Scripps, Cl A*	13,156	199,708
FTD*	15,487	430,694
Krispy Kreme Doughnuts*	35,091	610,934
Standard Motor Products	11,011	391,001
Stoneridge*	39,139	558,122

		2,894,203

CONSUMER STAPLES — 2.1%
MGP Ingredients	16,697	441,135

ENERGY — 3.8%
Delek US Holdings	22,351	355,157
Matador Resources*	20,098	433,112

		788,269

FINANCIALS — 34.0%
Ameris Bancorp	20,753	651,644
Bank of the Ozarks	13,264	547,803

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

FINANCIALS — continued
BGC Partners, Cl A	68,434	$621,381
BNC Bancorp	26,459	591,623
CenterState Banks	26,762	435,953
Communications Sales & Leasing REIT	23,311	541,514
Hercules Capital	44,037	540,334
HomeStreet*	24,408	525,993
Kearny Financial	33,265	419,804
Kennedy-Wilson Holdings	17,565	379,579
National General Holdings	29,215	589,851
New Residential Investment REIT	32,986	399,131
Talmer Bancorp, Cl A	18,913	366,912
Webster Financial	13,046	478,006

		7,089,528

HEALTH CARE — 13.3%
Aerie Pharmaceuticals*	14,390	228,226
Capital Senior Living*	26,808	537,768
GenMark Diagnostics*	35,256	208,363
Genocea Biosciences*	46,229	203,407
LDR Holding*	17,521	472,191
Novavax*	79,437	416,250
Supernus Pharmaceuticals*	40,426	693,710

		2,759,915

INDUSTRIALS — 11.5%
Aerojet Rocketdyne Holdings*	11,719	212,348
Kimball International, Cl B	53,282	620,203
Matthews International, Cl A	8,277	435,701
Primoris Services	8,243	192,804

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares/ Number of Rights	Value

INDUSTRIALS — continued
Team*	14,931	$428,968
Viad	16,656	495,516

		2,385,540

INFORMATION TECHNOLOGY — 10.1%
Fabrinet*	11,985	383,160
Five9*	33,886	313,446
Infinera*	24,990	297,131
ShoreTel*	64,737	396,191
Stamps.com*	3,529	290,648
Super Micro Computer*	15,929	428,649

		2,109,225

MATERIALS — 9.5%
Ferro*	32,696	416,547
Flotek Industries*	52,273	493,980
Headwaters*	24,572	491,686
Olin	26,273	572,488

		1,974,701

TOTAL COMMON STOCK (Cost $20,189,659)		20,442,516

EXCHANGE TRADED FUND — 0.1%
iShares Russell 2000 Value ETF (Cost $19,738)	215	20,464

RIGHTS* — 0.0%
Synergetics – CVR, expires 10/15/18 (Cost $0)	40,157	—

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
APRIL 30, 2016 (Unaudited)

SHORT-TERM INVESTMENT — 1.4%
	Shares	Value

SEI Daily Income Trust Money Market Fund, Cl A, 0.000% (A) (Cost $301,646)	301,646	$301,646

TOTAL INVESTMENTS — 99.7% (Cost $20,511,043)		$20,764,626

Percentages are based on Net Assets of $20,824,216.
*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of April 30, 2016.
Cl —	Class
CVR —	Contingent Value Rights
ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
APRIL 30, 2016 (Unaudited)

Sector Weightings †:

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%‡

	Shares	Value
CONSUMER DISCRETIONARY — 5.3%
Foot Locker	2,067	$126,996
General Motors	10,587	336,667
Lear	1,345	154,850
Skechers U.S.A., Cl A*	8,478	280,198
Walt Disney	1,132	116,890
Whirlpool	707	123,117
Wyndham Worldwide	1,555	110,327

		1,249,045

CONSUMER STAPLES — 6.3%
Campbell Soup	3,851	237,645
Kimberly-Clark	997	124,815
Kroger	4,448	157,415
Procter & Gamble	5,545	444,265
Reynolds American	4,910	243,536
Wal-Mart Stores	4,171	278,915

		1,486,591

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

ENERGY — 13.3%
Chevron	5,214	$532,767
Exxon Mobil	10,455	924,222
Helmerich & Payne	2,865	189,434
Marathon Petroleum	4,729	184,809
National Oilwell Varco	9,405	338,956
Phillips 66	2,729	224,078
Schlumberger	2,208	177,391
Valero Energy	4,750	279,632
World Fuel Services	5,930	277,109

		3,128,398

FINANCIALS — 28.1%
Alleghany*	386	201,214
AmTrust Financial Services	7,602	188,910
Bank of America	14,706	214,119
Bank of New York Mellon	8,777	353,187
Bank of the Ozarks	7,353	303,679
BankUnited	4,852	167,394
Berkshire Hathaway, Cl B*	3,247	472,374
Brixmor Property Group REIT	10,745	271,311
CubeSmart REIT	7,794	230,780
Equity Residential REIT	4,451	302,980
Essex Property Trust REIT	1,034	227,945
FactSet Research Systems	1,538	231,853
First Republic Bank	3,352	235,713
Interactive Brokers Group, Cl A	8,036	305,368
JPMorgan Chase	11,133	703,606
Lincoln National	4,677	203,216
MetLife	4,256	191,945
Old Republic International	12,531	231,698
PNC Financial Services Group	2,462	216,114

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

FINANCIALS — continued
Prologis REIT	7,295	$331,266
Synchrony Financial*	6,119	187,058
Wells Fargo	10,497	524,640
Western Alliance Bancorp*	8,599	314,551

		6,610,921

HEALTH CARE — 11.9%
Anthem	1,257	176,948
Baxter International	5,857	258,996
Johnson & Johnson	8,304	930,712
Merck	6,788	372,254
PAREXEL International*	3,418	208,840
Pfizer	10,538	344,698
Stryker	1,871	203,958
Zimmer Biomet Holdings	2,482	287,341

		2,783,747

INDUSTRIALS — 10.1%
AGCO	3,964	211,955
Boeing	1,216	163,917
Danaher	1,566	151,511
Delta Air Lines	2,950	122,926
FedEx	973	160,652
General Dynamics	1,685	236,776
General Electric	20,567	632,435
ManpowerGroup	2,158	166,231
Oshkosh	4,660	227,641
Pitney Bowes	7,649	160,400
Terex	6,027	143,985

		2,378,429

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY — 10.7%
CA	7,656	$227,077
Cisco Systems	19,520	536,605
Citrix Systems*	3,166	259,105
Electronic Arts*	2,976	184,066
Facebook, Cl A*	1,923	226,106
Hewlett Packard Enterprise	12,660	210,915
HP	11,273	138,320
Intel	4,704	142,437
International Business Machines	963	140,541
Microsoft	3,697	184,369
Xerox	27,542	264,403

		2,513,944

MATERIALS — 3.1%
Dow Chemical	3,071	161,565
Nucor	4,578	227,893
Reliance Steel & Aluminum	4,648	343,813

		733,271

TELECOMMUNICATION SERVICES — 2.6%
AT&T	10,646	413,278
CenturyLink	6,354	196,656

		609,934

UTILITIES — 6.6%
Entergy	4,029	302,900
PG&E	3,840	223,488
PPL	9,451	355,736
WEC Energy Group	5,401	314,392
Xcel Energy	8,613	344,779

		1,541,295

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

TOTAL COMMON STOCK (Cost $22,021,442)		$23,035,575

EXCHANGE TRADED FUND — 0.0%
iShares Russell 1000 Value ETF (Cost $9,111)	97	9,786

SHORT-TERM INVESTMENT — 2.1%
SEI Daily Income Trust Money Market Fund, Cl A, 0.000% (A) (Cost $483,647)	483,647	483,647

TOTAL INVESTMENTS — 100.1% (Cost $22,514,200)		$23,529,008

Percentages are based on Net Assets of $23,494,178.
*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of April 30, 2016.
Cl —	Class
ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2016 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	NorthPointe Small Cap Value Fund	NorthPointe Large Cap Value Fund
Assets:
Investments, at Value (Cost $20,511,043 and $22,514,200, respectively)	$20,764,626	$23,529,008
Cash	—	3,854
Receivable for Capital Shares Sold	100,000	16,172
Receivable due from Adviser	2,853	8,029
Dividends Receivable	1,242	18,705
Receivable for Investment Securities Sold	—	958,449
Reclaim Receivable	—	335
Prepaid Expenses	6,152	7,505

Total Assets	20,874,873	24,542,057

Liabilities:
Payable due to Administrator	10,246	10,246
Payable for Investment Securities Purchased	8,696	992,715
Payable due to Shareholder Servicing Provider (Investor Shares)	3,834	1,828
Payable due to Trustees	1,377	1,755
Chief Compliance Officer Fees Payable	549	703
Payable for Capital Shares Redeemed	—	4,400
Other Accrued Expenses	25,955	36,232

Total Liabilities	50,657	1,047,879

Net Assets	$20,824,216	$23,494,178

Net Assets Consist of:
Paid-in Capital	$21,627,782	$23,296,191
Undistributed Net Investment Income (Accumulated Net Investment Loss)	(33,539)	91,345
Accumulated Net Realized Loss on Investments	(1,023,610)	(908,166)
Net Unrealized Appreciation on Investments	253,583	1,014,808

Net Assets	$20,824,216	$23,494,178

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2016 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES — concluded
	NorthPointe Small Cap Value Fund	NorthPointe Large Cap Value Fund
Institutional Shares:
Net Assets	$531,729	$624,183
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	57,717	57,028
Net Asset Value, Offering and Redemption Price Per Share*	$9.21	$10.95

Investor Shares:
Net Assets	$20,292,487	$22,869,995
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	2,209,962	2,093,352
Net Asset Value, Offering and Redemption Price Per Share*	$9.18	$10.93

*	Redemption price per share may vary depending on length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2016 (Unaudited)

STATEMENTS OF OPERATIONS
	NorthPointe Small Cap Value Fund	NorthPointe Large Cap Value Fund

Investment Income
Dividends	$114,319	$274,449
Less: Foreign Taxes Withheld	—	(251)

Total Investment Income	114,319	274,198

Expenses
Investment Advisory Fees	66,962	55,819
Administration Fees	62,216	62,216
Trustees’ Fees	4,114	5,258
Shareholder Servicing Fees (Investor Class Shares)	2,543	3,040
Chief Compliance Officer Fees	1,728	2,210
Transfer Agent Fees	29,655	31,686
Audit Fees	10,967	12,140
Legal Fees	9,017	11,463
Printing Fees	6,196	7,887
Registration Fees	5,553	6,105
Custodian Fees	2,620	2,489
Insurance and Other Expenses	3,554	4,697

Total Expenses	205,125	205,010

Less:
Waiver of Investment Advisory Fees	(66,962)	(55,819)
Reimbursement from Adviser	(30,753)	(46,912)

Net Expenses	107,410	102,279

Net Investment Income	6,909	171,919

Net Realized Loss on Investments	(995,108)	(735,884)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(137,488)	740,922

Net Realized and Unrealized Gain (Loss) on Investments	(1,132,596)	5,038

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,125,687)	$176,957

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Operations:
Net Investment Income (Loss)	$6,909	$(45,954)
Net Realized Gain (Loss) on Investments	(995,108)	13,231
Net Change in Unrealized Appreciation (Depreciation) on Investments	(137,488)	394,363

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,125,687)	361,640

Capital Share Transactions:(1)
Institutional Shares
Issued	400,000	250
Redeemed	—	(57,497)

Net Institutional Shares Transactions	400,000	(57,247)

Investor Shares
Issued	5,586,297	18,278,109
Redeemed	(1,747,215)	(2,159,064)

Net Investor Shares Transactions	3,839,082	16,119,045

Net Increase in Net Assets from Share Transactions	4,239,082	16,061,798

Total Increase in Net Assets	3,113,395	16,423,438

Net Assets:
Beginning of Year/Period	17,710,821	1,287,383

End of Year/Period (including accumulated loss of $(33,539) and $(40,448), respectively)	$20,824,216	$17,710,821

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net Investment Income	$171,919	$209,466
Net Realized Loss on Investments	(735,884)	(165,671)
Net Change in Unrealized Appreciation (Depreciation) on Investments	740,922	227,660

Net Increase in Net Assets Resulting from Operations	176,957	271,455

Dividends and Distributions:
Net Investment Income:
Institutional Shares	(7,535)	(1,360)
Investor Shares	(280,480)	(8,887)
Net Realized Gains:
Institutional Shares	—	(175)
Investor Shares	—	(1,083)

Total Dividends and Distributions	(288,015)	(11,505)

Capital Share Transactions:(1)
Institutional Shares
Issued	11,001	489,640
Reinvestment of Distributions	7,535	1,535
Redeemed	—	(64,231)

Net Institutional Shares Transactions	18,536	426,944

Investor Shares
Issued	3,249,958	22,399,532
Reinvestment of Distributions	280,479	9,969
Redemption Fees (See Note 2)	—	1,907
Redeemed	(3,201,412)	(1,978,291)

Net Investor Shares Transactions	329,025	20,433,117

Net Increase in Net Assets from Share Transactions	347,561	20,860,061

Total Increase in Net Assets	236,503	21,120,011

Net Assets:
Beginning of Year/Period	23,257,675	2,137,664

End of Year/Period (including undistributed net investment income of $91,345 and $207,441, respectively)	$23,494,178	$23,257,675

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Institutional Shares
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$9.87		$9.67	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(1)	0.01		(0.02)	(0.02)
Net Realized and Unrealized Gain (Loss)	(0.67)		0.22	(0.31)

Total from Operations	(0.66)		0.20	(0.33)

Net Asset Value, End of Period	$9.21		$9.87	$9.67

Total Return††	(6.69	)%†	2.07%	(3.30	)%†

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$532		$104	$159
Ratio of Expenses to Average Net Assets	1.25	%**	1.25%^	1.25	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Advisory Waiver Recapture)	2.24	%**	6.94%	134.86	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.28	%**	(0.25)%	(0.28	)%**
Portfolio Turnover Rate	60	%***	111%	46	%***

*	Commenced operations on March 25, 2014.

**	Annualized.

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized.

††	Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using average shares method.

^	Ratio includes previously waived administration fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS — continued
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Investor Shares
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$9.84		$9.67	$10.00

Income (Loss) from Operations:
Net Investment Loss(1)	—	(2)	(0.03)	(0.03)
Net Realized and Unrealized Gain (Loss)	(0.66)		0.20	(0.30)

Total from Operations	(0.66)		0.17	(0.33)

Net Asset Value, End of Period	$9.18		$9.84	$9.67

Total Return††	(6.71	)%†	1.76%	(3.30	)%†

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$20,292		$17,607	$1,128
Ratio of Expenses to Average Net Assets	1.27	%**	1.27%^	1.50	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Advisory Waiver Recapture)	2.29	%**	2.69%	37.45	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.07	%**	(0.34)%	(0.58	)%**
Portfolio Turnover Rate	60	%***	111%	46	%***

*	Commenced operations on March 25, 2014.

**	Annualized.

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized.

††	Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

(2)	Value is less than $0.01 per share.

^	Ratio includes previously waived administration fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS — continued
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Institutional Shares
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$11.01		$10.85	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.08		0.14	0.06
Net Realized and Unrealized Gain	—	(2)	0.07	0.79

Total from Operations	0.08		0.21	0.85

Dividends and Distributions from:
Net Investment Income	(0.14)		(0.04)	—
Net Realized Gains	—		(0.01)	—

Total Dividends and Distributions	(0.14)		(0.05)	—

Net Asset Value, End of Period	$10.95		$11.01	$10.85

Total Return††	0.71	%†	1.91%	8.50	%†

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$624		$608	$170
Ratio of Expenses to Average Net Assets	0.89	%**	0.90%^	0.90	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Advisory Waiver Recapture)	1.81	%**	2.90%	125.38	%**
Ratio of Net Investment Income to Average Net Assets	1.56	%**	1.27%	1.02	%**
Portfolio Turnover Rate	85	%***	100%	39	%***

*	Commenced operations on March 25, 2014.

**	Annualized.

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized.

††	Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

(2)	Value is less than $0.01 per share.

^	Ratio includes previously waived administration fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are either $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS — concluded
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Investor Shares
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$10.99		$10.85	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.08		0.13	0.05
Net Realized and Unrealized Gain	—	(2)	0.06	0.80

Total from Operations	0.08		0.19	0.85

Redemption Fees	—		— (2)	—

Dividends and Distributions from:
Net Investment Income	(0.14)		(0.04)	—
Net Realized Gains	—		(0.01)	—

Total Dividends and Distributions	(0.14)		(0.05)	—

Net Asset Value, End of Period	$10.93		$10.99	$10.85

Total Return††	0.69	%†	1.66%	8.50	%†

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$22,870		$22,650	$1,967
Ratio of Expenses to Average Net Assets	0.92	%**	0.92%^	1.15	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Advisory Waiver Recapture)	1.83	%**	2.19%	33.16	%**
Ratio of Net Investment Income to Average Net Assets	1.54	%**	1.20%	0.84	%**
Portfolio Turnover Rate	85	%***	100%	39	%***

*	Commenced operations on March 25, 2014.

**	Annualized.

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized.

††	Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.
(2)	Value is less than $0.01 per share.

^	Ratio includes previously waived administration fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” are either $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2016

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 14 funds. The financial statements herein are those of the NorthPointe Small Cap Value Fund and the NorthPointe Large Cap Value Fund (each a “Fund” and collectively the “Funds”). The investment objective of the NorthPointe Small Cap Value Fund is to seek long-term capital appreciation. The NorthPointe Small Cap Value Fund is a diversified fund and focuses on U.S. and foreign listed common stocks with small market capitalizations that NorthPointe Capital, LLC (the “Adviser”) believes have good earnings growth potential and are undervalued in the market. The investment objective of the NorthPointe Large Cap Value Fund is long-term growth of capital by investing in equity securities from large-cap companies. The NorthPointe Large Cap Value Fund is a diversified fund. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Funds are each registered to offer Institutional Shares and Investor Shares.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2016

reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2016, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2016

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2016, all of the Funds’ investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For details of investment classifications, reference the Schedules of Investments.

For the six months ended April 30, 2016, there have been no transfers between Level 1 and Level 2 and Level 3 assets and liabilities. During the six months ended April 30, 2016, there were no Level 3 securities.

During the six months ended April 30, 2016, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is the Funds’ intention to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their income to their shareholders. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year ends since inception, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2016, the Funds did not incur any interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2016

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and make distributions of their net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in REITs — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. Such fees are retained by the Funds for the benefit of the remaining shareholders. For the six months ended April 30, 2016, the Funds did not retain any redemption fees.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2016

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2016, the NorthPointe Small Cap Value Fund and NorthPointe Large Cap Value Fund paid $62,216 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

The Funds have entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Funds may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Shares, subject to the arrangement for provision of shareholder and administrative services. For the six months ended April 30, 2016, the NorthPointe Small Cap Value Fund and NorthPointe Large Cap Value Fund incurred shareholder servicing fees of $2,543 and $3,040, respectively.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

MUFG Union Bank, N.A. acts as the custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Advisory Fee Rate
NorthPointe Small Cap Value Fund	0.75%
NorthPointe Large Cap Value Fund	0.50%

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2016

The Adviser has contractually agreed (effective March 25, 2014) to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2017. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2017.

	Institutional Shares	Investor Shares
NorthPointe Small Cap Value Fund	1.25%	1.50%
NorthPointe Large Cap Value Fund	0.90%	1.15%

If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place.

As of April 30, 2016, fees for the NorthPointe Small Cap Value Fund which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser, up to the expense cap in place at the time the expenses were waived, were $191,078, expiring in 2017, $203,631, expiring in 2018 and $97,715, expiring in 2019. As of April 30, 2016, fees for the NorthPointe Large Cap Value Fund which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser, up to the expense cap in place at the time the expenses were waived, were $214,554, expiring in 2017, $228,917 expiring in 2018 and $102,731, expiring in 2019.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2016

6. Share Transactions:

NorthPointe Small Cap Value Fund	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Share Transactions:
Institutional Shares
Issued	47,177	27
Redeemed	—	(5,967)

Net Share Transactions	47,177	(5,940)

Investor Shares
Issued	618,483	1,886,514
Redeemed	(196,997)	(214,743)

Net Share Transactions	421,486	1,671,771

NorthPointe Large Cap Value Fund	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Share Transactions:
Institutional Shares
Issued	1,129	45,185
Reinvested	695	137
Redeemed	—	(5,813)

Net Share Transactions	1,824	39,509

Investor Shares
Issued	308,507	2,057,330
Reinvested	25,923	891
Redeemed	(301,657)	(179,011)

Net Share Transactions	32,773	1,879,210

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2016

7. Investment Transactions:

For the six months ended April 30, 2016, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
NorthPointe Small Cap Value Fund	$15,279,133	$10,588,906
NorthPointe Large Cap Value Fund	19,149,169	19,249,013

There were no purchases or sales of long-term U.S. Government securities for either fund.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared for the NorthPointe Large Cap Value Fund during the year ended October 31, 2015 were as follows:

Ordinary Income
2015	$11,505

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2016

As of October 31, 2015, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	NorthPointe Small Cap Value Fund	NorthPointe Large Cap Value Fund
Undistributed Ordinary Income	$—	$207,441
Capital Loss Carryforwards	(21,838)	(148,467)
Unrealized Appreciation/(Depreciation)	384,407	250,071
Late-Year Loss Deferral	(40,448)	—

Total Distributable Earnings	$322,121	$309,045

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2015 through October 31, 2015 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss
NorthPointe Small Cap Value Fund	$21,838
NorthPointe Large Cap Value Fund	148,467

During the year ended October 31, 2015, the NorthPointe Small Cap Value Fund utilized $11,514 of capital loss carryforwards to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2016

unrealized appreciation and depreciation on investments held by the Funds at April 30, 2016, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
NorthPointe Small Cap Value Fund	$20,511,043	$1,617,421	$(1,363,838)	$253,583
NorthPointe Large Cap Value Fund	22,514,200	1,507,115	(492,307)	1,014,808

9. Other:

At April 30, 2016, the percentage of total shares outstanding held by shareholders each owning 10% or greater of the aggregate total shares outstanding for each Fund was as follows. These are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders. 9% of NorthPointe Small Cap Value Fund, Institutional Shares and 38% of NorthPointe Large Cap Value Fund, Institutional Shares outstanding were held by an affiliate of the Investment Adviser.

	No. of Shareholders	% Ownership
NorthPointe Small Cap Value Fund, Institutional Shares	1	82%
NorthPointe Small Cap Value Fund, Investor Shares	2	90%
NorthPointe Large Cap Value Fund, Institutional Shares	3	100%
NorthPointe Large Cap Value Fund, Investor Shares	3	97%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2015 to April 30, 2016).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2016

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/15	Ending Account Value 4/30/16	Annualized Expense Ratios	Expenses Paid During Period*
NorthPointe Small Cap Value Fund
Actual Fund Return
Institutional Shares	$1,000.00	$933.10	1.25%	$6.01
Investor Shares	1,000.00	932.90	1.27	6.10

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,018.65	1.25%	$6.27
Investor Shares	1,000.00	1,018.55	1.27	6.37
NorthPointe Large Cap Value Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,007.10	0.89%	$4.44
Investor Shares	1,000.00	1,006.90	0.92	4.59

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,020.44	0.89%	$4.47
Investor Shares	1,000.00	1,020.29	0.92	4.62

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half period shown).

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2016

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 10, 2015 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2016

APPROVAL OF INVESTMENT ADVISORY AGREEMENT — continued (Unaudited)

Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods, including since their inception. The Trustees also reviewed reports

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2016

APPROVAL OF INVESTMENT ADVISORY AGREEMENT — continued (Unaudited)

prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
APRIL 30, 2016

APPROVAL OF INVESTMENT ADVISORY AGREEMENT — continued (Unaudited)

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NorthPointe Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-877-457-NPF3 (6733)

Adviser:

NorthPointe Capital, LLC

39400 Woodward Ave, Suite 190,

Bloomfield Hills, MI 48304

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

NPC-SA-001-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2016